Stock-Based Compensation (Details) - Schedule of Summary of RSU Activity - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock-Based Compensation (Details) - Schedule of Summary of RSU Activity [Line Items]
Number of RSUs, Unvested , Beginning balance	58,097
Weighted average grant date fair value, Unvested , Beginning balance	$ 2.07
Number of RSUs, Unvested, Ending balance	58,097	58,097
Weighted average grant date fair value, Unvested, Ending balance	$ 2.07	$ 2.07
Number of RSUs, Granted		864,792
Weighted average grant date fair valuem, Granted		$ 6.89
Number of RSUs, Vested and released		(265,686)
Weighted average grant date fair value, Vested and released		$ 2.76
Number of RSUs, Cancelled or forfeited		(541,010)
Weighted average grant date fair value, Cancelled or forfeited		$ 9.44